[LOGO OF AIG]
                                              Jennifer P. Powell
                                              Assistant General Counsel
                                              AIG Life and Retirement
                                              Direct Line:  (713) 831-4954
                                              FAX:  (713) 620-4924
                                              E-Mail: jennifer.powell@aglife.com

                                 May 5,2014

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D. C. 20549

     Re:    American General Life Insurance Company and
            American General Life Insurance Company
            Separate Account VUL-2 ("Registrant")
            Product:  EquiBuilder II - VUL
            File No. 333-102300 and No. 811-06366
            CIK No. 0000877625

Dear Ladies and Gentlemen:

     As Assistant General Counsel of American General Life Insurance Company ("AGL") and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

(1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2) the Amendment, which is designated as Post-Effective Amendment No. 15 under the 1933 Act and as Amendment No. 31 under the
Investment Company Act of 1940, was filed electronically on April 30, 2014.

 Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-4954.

                                    Very truly yours,



American General Life Insurance Company
2919 Allen Parkway, L4-01 - Houston, TX  77019